Equity (Tables)	6 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
Schedule of stock-based compensation expenses
	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020
	U.S $ in thousands		U.S $ in thousands

Cost of sales	$788	$497	$1,422	$900
Research and development, net	1,870	1,702	3,294	3,259
Selling, general and administrative	5,319	3,912	10,466	6,859
Total stock-based compensation expenses	$7,977	$6,111	$15,182	$11,018

Schedule of stock option activity
	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2021	2,102,529	$28.06
Granted	46,366	3.15
Exercised	(171,118)	20.54
Forfeited	(25,740)	43.82
Options outstanding as of June 30, 2021	1,952,037	27.92
Options exercisable as of June 30, 2021	1,604,542	$30.60

Schedule of RSUs and PSUs activity
	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2021	2,801,116	$21.08
Granted	1,221,686	34.50
Vested	(678,073)	21.94
Forfeited	(238,387)	21.43
Unvested as of June 30, 2021	3,106,342	$26.14

Schedule of accumulated other comprehensive income (loss)
	Six Months Ended June 30, 2021
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2021	$(1,673)	$(7,173)	$(8,846)
Other comprehensive income before reclassifications	1,710	142	1,852
Amounts reclassified from accumulated other comprehensive loss	291	-	292
Other comprehensive income	2,001	142	2,143
Balance as of June 30, 2021	$328	$(7,031)	$(6,703)
	Six Months Ended June 30, 2020
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2020	$(10)	$(7,706)	$(7,716)
Other comprehensive income (loss) before reclassifications	856	(1,667)	(811)
Amounts reclassified from accumulated other comprehensive loss	33	-	33
Other comprehensive income (loss)	889	(1,667)	(778)
Balance as of June 30, 2020	$879	$(9,373)	$(8,494)